Commitments, Guarantees and Contingent Liabilities - Amounts Due of Certain Computer Systems Operated and Maintained under Non-cancelable Contracts with Third-party Service Providers (Detail)
¥ in Millions
Mar. 31, 2021 JPY (¥)
Commitments and Contingencies Disclosure [Abstract]
2022	¥ 3,806
2023	2,567
2024	1,085
2025	320
2026	10
Thereafter	0
Total	¥ 7,788